Annual Fund Operating Expenses - INVESCO VALUE OPPORTUNITIES FUND	Aug. 26, 2021
Class A
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.22%
Class C
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.92%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.89%
Class R
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.47%
Class Y
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.97%
Class R5
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.84%
Class R6
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.78%